Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Australia: 10.4%
98,679		AGL Energy Ltd.	$ 1,168,897	0.3
33,181		Ampol Ltd.	621,978	0.1
68,722		APA Group	538,346	0.1
46,168		Aristocrat Leisure Ltd.	865,626	0.2
5,294		ASX Ltd.	311,925	0.1
544,618		Aurizon Holdings Ltd.	1,736,757	0.4
39,262		Australia & New Zealand Banking Group Ltd.	498,654	0.1
111,449		BHP Group Ltd.	2,934,320	0.7
59,220		BHP Group PLC	1,280,543	0.3
206,307		Brambles Ltd.	1,592,848	0.4
84,039		Charter Hall Group	626,508	0.1
139,786		Coca-Cola Amatil Ltd.	815,861	0.2
4,723		Cochlear Ltd.	644,517	0.1
381,273		Coles Group Ltd.	4,943,086	1.1
37,778		Commonwealth Bank of Australia	1,921,949	0.4
48,587		Computershare Ltd.	465,018	0.1
10,446		CSL Ltd.	2,031,773	0.5
146,332		Dexus	888,289	0.2
69,489		Fortescue Metals Group Ltd.	864,943	0.2
174,600		Goodman Group	2,122,889	0.5
178,686		GPT Group	494,468	0.1
34,318		JB Hi-Fi Ltd.	1,123,901	0.2
42,568		Lendlease Corp., Ltd.	345,804	0.1
11,639		Macquarie Group Ltd.	1,022,857	0.2
2,724		Magellan Financial Group Ltd.	118,345	0.0
395,134		Medibank Pvt Ltd.	789,119	0.2
706,078		Mirvac Group	1,050,718	0.2
156,130		Qantas Airways Ltd.	357,969	0.1
49,362		Regis Resources Ltd.	201,140	0.0
30,847		Rio Tinto Ltd.	2,257,647	0.5
25,097		Sonic Healthcare Ltd.	574,585	0.1
180,152		Stockland	407,163	0.1
604,273		Telstra Corp., Ltd.	1,446,943	0.3
120,580		Wesfarmers Ltd.	4,009,010	0.9
37,196		Woodside Petroleum Ltd.	529,155	0.1
191,857		Woolworths Group Ltd.	5,311,370	1.2
			46,914,921	10.4

		Austria: 0.1%
7,077	(1)	OMV AG	223,505	0.1
2,547		Rhi Magnesita NV	80,863	0.0
			304,368	0.1

		Belgium: 0.8%
15,045		Ageas SA/NV	563,227	0.1
18,995		Proximus SADP	390,747	0.1
3,831		Sofina SA	1,073,051	0.2
13,558		UCB S.A.	1,742,097	0.4
			3,769,122	0.8

		Brazil: 0.2%
10,000	(1)	B2W Cia Digital	229,845	0.1
12,500		Cosan SA	215,660	0.1
116,100		IRB Brasil Resseguros S/A	178,494	0.0
46,900		Petrobras Distribuidora SA	204,986	0.0
			828,985	0.2

		Canada: 7.6%
90,673		Alimentation Couche-Tard, Inc.	3,151,165	0.7
37,550		B2Gold Corp.	260,155	0.1
7,092		Bank of Montreal	387,996	0.1
13,548		BCE, Inc.	568,036	0.1
17,713		Brookfield Asset Management, Inc.	572,074	0.1
13,357		Canadian National Railway Co. - CNR	1,304,737	0.3
27,308		Canadian Natural Resources Ltd.	481,756	0.1
5,916		Canadian Pacific Railway Ltd.	1,626,994	0.4
6,169		Canadian Tire Corp. Ltd.	568,748	0.1
15,776		Canadian Utilities Ltd.	404,691	0.1
8,800		Capital Power Corp.	186,124	0.0
22,326	(1)	CGI, Inc.	1,594,631	0.4
26,070		CI Financial Corp.	358,318	0.1
1,481		Cogeco Communications, Inc.	112,890	0.0
731		Constellation Software, Inc./Canada	864,664	0.2
17,289		Dollarama, Inc.	632,211	0.1
34,304		Empire Co. Ltd.	881,258	0.2
39,351		Enbridge, Inc.	1,259,455	0.3
615		Fairfax Financial Holdings Ltd.	192,693	0.0
32,445		Fortis, Inc.	1,321,344	0.3
13,727		George Weston Ltd.	1,036,814	0.2
13,694	(1)	Home Capital Group, Inc.	230,338	0.1
38,162	(2)	Hydro One Ltd.	813,127	0.2
6,596		Intact Financial Corp.	720,146	0.2
12,009		Kirkland Lake Gold Ltd.	655,835	0.1
8,590		Loblaw Cos Ltd.	445,645	0.1
49,036		Magna International, Inc.	2,266,467	0.5
42,048		Manulife Financial Corp.	563,486	0.1
36,155		Metro, Inc. - Class A	1,586,075	0.4
10,155		National Bank Of Canada	479,452	0.1
3,970		Open Text Corp.	178,694	0.0
12,837		Pembina Pipeline Corp.	311,952	0.1
21,442		Power Corp. of Canada	380,512	0.1
7,423		Restaurant Brands International, Inc.	419,239	0.1
46,845		RioCan Real Estate Investment Trust	523,201	0.1
10,402		Rogers Communications, Inc.	424,793	0.1
32,502		Shaw Communications, Inc. - Class B	594,497	0.1
16,897		Sun Life Financial, Inc.	658,623	0.2
53,929		Suncor Energy, Inc.	848,321	0.2
24,581		TC Energy Corp.	1,120,363	0.3
63,625		TELUS Corp.	1,103,445	0.2
9,322		Thomson Reuters Corp.	650,442	0.1
11,801		Toronto-Dominion Bank	522,188	0.1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited)(Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Canada: (continued)
8,365		Waste Connections, Inc.	$ 854,954	0.2
			34,118,549	7.6

		China: 2.4%
5,569	(1)	Alibaba Group Holding Ltd. ADR	1,397,930	0.3
56,500		Anhui Conch Cement Co., Ltd. - H Shares	427,261	0.1
334,000		BOC Hong Kong Holdings Ltd.	931,211	0.2
12,500		Byd Co., Ltd. - H Shares	117,771	0.0
447,000		China CITIC Bank Corp. Ltd. - H Shares	195,037	0.1
393,000		China Construction Bank - H Shares	286,548	0.1
194,000		China National Building Material Co., Ltd. - H Shares	301,279	0.1
322,000		China Resources Power Holdings Co.	410,515	0.1
934,000		China Telecom Corp., Ltd. - H Shares	277,329	0.1
13,300		Eve Energy Co. Ltd.	114,574	0.0
10,800		Ganfeng Lithium Co. Ltd.	86,566	0.0
21,702	(1)	Gotion High-tech Co. Ltd. - A Shares	78,529	0.0
14,800		Hongfa Technology Co. Ltd. - A Shares	89,233	0.0
28,100		Huayu Automotive Systems Co. Ltd. - A Shares	84,425	0.0
3,625	(1)	JD.com, Inc. ADR	231,239	0.1
7,200		Jiangsu Hengrui Medicine Co. Ltd. - A Shares	97,442	0.0
1,100		Kweichow Moutai Co. Ltd. - A Shares (Nth SSE-SEHK)	264,559	0.1
16,100		LONGi Green Energy Technology Co. Ltd. - A Shares	131,492	0.0
13,300		Luxshare Precision Industry Co. Ltd. - A Shares	112,250	0.0
17,000	(1)	Meituan Dianping- Class B	420,691	0.1
375		NetEase, Inc. ADR	171,908	0.0
927	(1)	New Oriental Education & Technology Group, Inc. ADR	129,965	0.0
21,300		Ningbo Tuopu Group Co. Ltd. - A Shares	103,175	0.0
607,000		PICC Property & Casualty Co., Ltd. - H Shares	479,676	0.1
55,709		Shandong Sinocera Functional Material Co. Ltd.	286,273	0.1
1,088,000		Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	242,242	0.1
12,900		Sunny Optical Technology Group Co. Ltd.	242,251	0.1
30,175		Sunwoda Electronic Co. Ltd.	103,262	0.0
2,845	(1)	TAL Education Group ADR	222,394	0.1
22,000		Tencent Holdings Ltd.	1,509,161	0.3
31,000		Venustech Group, Inc.	175,171	0.0
8,725	(1)	Vipshop Holdings Ltd. ADR	198,668	0.0
155,000		Weichai Power Co. Ltd. - H Shares	331,958	0.1
5,700		Will Semiconductor Ltd.	169,101	0.0
11,000		Wuliangye Yibin Co. Ltd. - A Shares	342,878	0.1
12,600		Wuxi Lead Intelligent Equipment Co. Ltd. - A Shares	79,375	0.0
26,900		Zhejiang Sanhua Intelligent Controls Co. Ltd.	91,400	0.0
			10,934,739	2.4

		Czech Republic: 0.0%
151	(1)	Komercni Banka AS	3,502	0.0

		Denmark: 2.9%
925		AP Moller - Maersk A/S - Class B	1,190,875	0.3
18,415		Carlsberg A/S	2,719,703	0.6
5,978		Coloplast A/S	1,020,428	0.2
47,394		Novo Nordisk A/S	3,109,644	0.7
11,522		Novozymes A/S	689,238	0.1
10,760	(2)	Orsted A/S	1,533,569	0.4
4,489		Pandora A/S	285,506	0.1
18,981		Vestas Wind Systems A/S	2,433,079	0.5
			12,982,042	2.9

		Finland: 1.7%
16,837		Elisa OYJ	998,582	0.2
27,104		Fortum OYJ	550,125	0.1
11,455	(1)	Huhtamaki OYJ	510,623	0.1
24,931		Kesko OYJ	528,639	0.1
25,470		Kone Oyj	2,022,546	0.5
14,469		Neste Oyj	664,585	0.2
5,922		Orion Oyj	258,372	0.1
73,681		UPM-Kymmene OYJ	1,966,821	0.4
			7,500,293	1.7

		France: 7.8%
14,638		Air Liquide SA	2,407,669	0.5
27,077	(1)	Alstom SA	1,508,820	0.3
2,637	(1),(2)	Amundi SA	200,630	0.0
26,039	(1)	BNP Paribas	1,050,514	0.2
123,805		Bollore SA	415,410	0.1
51,069	(1)	Bouygues SA	1,804,098	0.4
5,926		Capgemini SE	768,571	0.2
26,054	(1)	Cie de Saint-Gobain	963,871	0.2
12,398		Cie Generale des Etablissements Michelin SCA	1,284,016	0.3
6,771		Danone	453,206	0.1
324	(1)	Dassault Aviation SA	265,691	0.1
1,917		Dassault Systemes SE	349,074	0.1
21,955	(1)	Eiffage SA	1,918,717	0.4
152,394	(1)	Engie SA	2,030,071	0.4

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited)(Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		France: (continued)
13,586		Eutelsat Communications	$ 137,391	0.0
9,754		Gecina S.A.	1,265,314	0.3
644		Hermes International	522,118	0.1
1,610		Iliad SA	314,871	0.1
620		Kering SA	351,346	0.1
26,474		Klepierre SA	458,498	0.1
15,049		Legrand S.A.	1,164,168	0.3
1,863		L'Oreal S.A.	625,277	0.1
3,496		LVMH Moet Hennessy Louis Vuitton SE	1,520,216	0.3
68,811		Orange SA	806,527	0.2
9,182		Rubis SCA	433,135	0.1
11,809	(1)	Safran S.A.	1,255,911	0.3
7,346		Sanofi	771,311	0.2
1,098		Sartorius Stedim Biotech	343,436	0.1
34,787		Schneider Electric SE	3,988,811	0.9
54,600		Suez SA	720,108	0.2
3,149		Teleperformance	921,605	0.2
9,579	(1)	Television Francaise 1	54,950	0.0
38,428		Total SE	1,454,261	0.3
70,949		Veolia Environnement	1,625,275	0.4
11,727		Vinci SA	1,009,288	0.2
			35,164,175	7.8

		Germany: 6.1%
7,962	(1)	Adidas AG	2,195,744	0.5
3,433		Allianz SE	712,261	0.2
179,117	(1)	Aroundtown SA	1,078,570	0.2
19,327		BASF SE	1,066,198	0.2
13,299		Bayer AG	883,501	0.2
4,653		Beiersdorf AG	555,595	0.1
10,327		Brenntag AG	637,312	0.1
2,075		CANCOM SE	124,792	0.0
4,464		CompuGroup Medical SE & Co. KgaA	389,646	0.1
4,465	(1)	CTS Eventim AG & Co. KGaA	177,241	0.0
5,962		Deutsche Boerse AG	1,084,752	0.2
33,990	(1),(2)	Deutsche Pfandbriefbank AG	215,328	0.0
29,090	(1)	Deutsche Post AG	1,180,772	0.3
75,586		Deutsche Telekom AG	1,261,893	0.3
17,717		Deutsche Wohnen SE	862,049	0.2
16,364	(1)	Dialog Semiconductor PLC	767,064	0.2
113,546		E.ON AG	1,333,036	0.3
20,524		Evonik Industries AG	554,483	0.1
4,326		Gerresheimer AG	497,660	0.1
2,004		Hannover Rueck SE	339,018	0.1
2,994		Hochtief AG	244,460	0.1
9,321		Jenoptik AG	233,582	0.0
6,825		KION Group AG	521,609	0.1
4,930	(1)	LANXESS AG	255,699	0.1
9,694	(1)	LEG Immobilien AG	1,351,701	0.3
11,442		Merck KGaA	1,462,358	0.3
2,105	(1)	MTU Aero Engines AG	364,981	0.1
2,035		Muenchener Rueckversicherungs-Gesellschaft AG	539,426	0.1
2,527	(1)	Puma SE	196,697	0.0
11,934		RWE AG	449,846	0.1
10,431		SAP SE	1,646,573	0.4
13,937		Siemens AG	1,776,081	0.4
8,860		Software AG	413,292	0.1
108,096		Telefonica Deutschland Holding AG	294,947	0.1
23,143		Uniper SE	798,971	0.2
18,655		Vonovia SE	1,205,785	0.3
			27,672,923	6.1

		Hong Kong: 1.2%
57,000		AIA Group Ltd.	513,966	0.1
175,500		CK Asset Holdings Ltd.	974,494	0.2
67,902		CK Hutchison Holdings Ltd.	443,387	0.1
119,000		HKT Trust / HKT Ltd.	175,345	0.1
31,000		Kerry Properties Ltd.	73,768	0.0
116,400		Link REIT	903,156	0.2
102,000		PCCW Ltd.	57,503	0.0
97,500		Power Assets Holdings Ltd.	542,984	0.1
76,500		Techtronic Industries Co., Ltd.	800,116	0.2
800		Vtech Holdings Ltd.	4,340	0.0
629,000	(2)	WH Group Ltd.	559,909	0.1
94,000		Xinyi Glass Holding Co. Ltd.	137,912	0.1
			5,186,880	1.2

		Hungary: 0.0%
3,295	(1)	OTP Bank Nyrt	118,017	0.0

		India: 0.3%
44,371	(1)	Bharti Airtel Ltd.	328,635	0.1
17,233		Infosys Ltd.	221,584	0.0
212,667		Oil & Natural Gas Corp., Ltd.	222,371	0.1
23,743		Reliance Industries Ltd.	656,627	0.1
			1,429,217	0.3

		Ireland: 0.2%
3,721		Kerry Group PLC - KYG	492,835	0.1
17,017		Smurfit Kappa PLC	561,329	0.1
			1,054,164	0.2

		Israel: 0.2%
5,156	(1)	Nice Ltd.	1,058,973	0.2

		Italy: 1.7%
173,264		A2A SpA	248,955	0.1
14,595		Azimut Holding S.p.A.	278,056	0.1
8,721		Buzzi Unicem SpA	198,418	0.0
45,146	(2)	Enav SpA	184,633	0.0
318,593		Enel S.p.A.	2,918,488	0.6
60,826		ENI S.p.A.	541,828	0.1
10,145		Ferrari NV	1,814,080	0.4
137,384		Hera SpA	528,117	0.1
37,213	(2)	Poste Italiane SpA	341,932	0.1
134,789		Snam SpA	717,545	0.2
			7,772,052	1.7

		Japan: 15.6%
5,100		Advantest Corp.	278,455	0.1
27,400		Aeon Co., Ltd.	647,834	0.1
22,200		AGC, Inc.	624,062	0.1
11,000		Alps Alpine Co. Ltd.	138,667	0.0
35,600		Amada Co. Ltd.	239,247	0.1
6,900		Anritsu Corp.	166,378	0.0

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited)(Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
63,700		Astellas Pharma, Inc.	$ 993,590	0.2
10,600		Bandai Namco Holdings, Inc.	585,357	0.1
29,000		Bridgestone Corp.	854,211	0.2
39,200		Chubu Electric Power Co., Inc.	466,131	0.1
2,700		Dai Nippon Printing Co., Ltd.	58,660	0.0
68,000		Dai-ichi Life Holdings, Inc.	802,155	0.2
5,400		Daikin Industries Ltd.	950,111	0.2
6,000		Daito Trust Construction Co., Ltd.	470,534	0.1
21,800		Daiwa House Industry Co., Ltd.	481,066	0.1
16,000		Denso Corp.	591,882	0.1
5,500		Fanuc Ltd.	927,977	0.2
4,800		Fujitsu Ltd.	642,697	0.1
55,200		Hitachi Ltd.	1,653,463	0.4
42,900		Honda Motor Co., Ltd.	1,045,896	0.2
11,600		Hoya Corp.	1,143,986	0.3
15,400		Ibiden Co., Ltd.	417,143	0.1
21,500		IHI Corp.	268,014	0.1
157,500		Itochu Corp.	3,453,396	0.8
16,900		Japan Post Insurance Co. Ltd.	224,673	0.0
46,600		JTEKT Corp.	310,134	0.1
198,100		ENEOS Holdings, Inc.	694,659	0.2
25,300		Kakaku.com, Inc.	610,842	0.1
83,800		KDDI Corp.	2,664,626	0.6
2,100		Keyence Corp.	885,543	0.2
16,800		Kurita Water Industries, Ltd.	451,850	0.1
15,800		Kyocera Corp.	879,907	0.2
8,700		Kyushu Railway Co.	171,868	0.0
17,800		LIXIL Group Corp.	237,592	0.1
91,300		Marubeni Corp.	420,338	0.1
14,000		Minebea Mitsumi, Inc.	229,591	0.0
51,300		Mitsubishi Corp.	1,033,684	0.2
87,600		Mitsubishi Electric Corp.	1,143,537	0.3
89,300		Mitsubishi UFJ Financial Group, Inc.	334,636	0.1
137,500		Mitsui & Co., Ltd.	2,055,639	0.5
22,900		Mitsui OSK Lines Ltd.	376,900	0.1
8,000		Murata Manufacturing Co., Ltd.	513,845	0.1
41,100		NGK Insulators Ltd.	510,788	0.1
900		Nintendo Co., Ltd.	395,829	0.1
6,700		Nippon Express Co., Ltd.	318,512	0.1
31,500		Nippon Steel Corp.	258,280	0.1
74,600		Nippon Telegraph & Telephone Corp.	1,731,575	0.4
46,900		Nippon Yusen KK	610,261	0.1
61,800		Nissan Motor Co., Ltd.	211,391	0.0
13,500		Nitto Denko Corp.	765,186	0.2
22,700		Nomura Real Estate Holdings, Inc.	375,294	0.1
32,500		Nomura Research Institute Ltd.	857,786	0.2
64,200		NTT DoCoMo, Inc.	1,767,498	0.4
58,400		Obayashi Corp.	521,418	0.1
27,100		Olympus Corp.	487,433	0.1
13,800		Omron Corp.	994,012	0.2
24,900		Ono Pharmaceutical Co., Ltd.	699,874	0.2
86,300		ORIX Corp.	933,345	0.2
14,000		Otsuka Corp.	729,950	0.2
20,100		Otsuka Holdings Co. Ltd.	833,618	0.2
41,700		Panasonic Corp.	361,179	0.1
20,900		Recruit Holdings Co. Ltd.	651,993	0.1
8,700		Secom Co., Ltd.	752,368	0.2
38,500		Sekisui Chemical Co., Ltd.	524,072	0.1
151,000		Sekisui House Ltd.	2,757,828	0.6
19,800		Seven & I Holdings Co., Ltd.	598,347	0.1
96,900		Shimizu Corp.	694,639	0.2
22,700		Shin-Etsu Chemical Co., Ltd.	2,656,780	0.6
31,600		Shinsei Bank Ltd.	356,993	0.1
14,100		Shionogi & Co., Ltd.	838,823	0.2
17,200		Softbank Corp.	230,243	0.0
9,400		SoftBank Group Corp.	592,887	0.1
38,000		Sony Corp.	2,952,412	0.7
25,000		Subaru Corp.	472,185	0.1
2,900		Sugi Holdings Co., Ltd.	209,542	0.0
81,700		Sumitomo Corp.	907,664	0.2
37,900		Sumitomo Mitsui Financial Group, Inc.	1,009,900	0.2
7,400		Sundrug Co., Ltd.	251,829	0.1
13,600		Suzuki Motor Corp.	446,263	0.1
40,400		T&D Holdings, Inc.	332,552	0.1
5,200		Taiyo Yuden Co., Ltd.	164,837	0.0
16,900		Takeda Pharmaceutical Co., Ltd.	612,909	0.1
3,000		TDK Corp.	334,011	0.1
28,800		Teijin Ltd.	415,922	0.1
5,900		Tokyo Electron Ltd.	1,632,632	0.4
33,800		Toppan Printing Co., Ltd.	506,710	0.1
89,300		Toray Industries, Inc.	386,541	0.1
24,600		Toyota Motor Corp.	1,460,353	0.3
10,800		Trend Micro, Inc.	633,408	0.1
4,500		Tsuruha Holdings, Inc.	623,996	0.1
8,900		West Japan Railway Co.	384,346	0.1
86,400		Yamada Denki Co., Ltd.	374,855	0.1
199,400		Z Holdings Corp.	1,060,357	0.2
			70,332,202	15.6

		Malaysia: 0.1%
94,900		Hartalega Holdings Bhd	456,006	0.1

		Netherlands: 4.4%
12,869		Aalberts NV	459,582	0.1
7,478		Akzo Nobel NV	704,612	0.1
4,961		ASM International NV	758,878	0.2
8,350		ASML Holding NV	2,968,748	0.6
9,111	(1)	ASR Nederland NV	294,352	0.1
6,485	(2)	Euronext NV	749,134	0.2
87,984		Koninklijke Ahold Delhaize NV	2,534,022	0.6
8,165		Koninklijke DSM NV	1,249,786	0.3
195,121		Koninklijke KPN NV	514,029	0.1
48,146	(1)	Koninklijke Philips NV	2,487,753	0.5
2,871		NXP Semiconductor NV - NXPI - US	337,429	0.1
28,370	(1),(2)	Signify NV	851,195	0.2
19,280		Randstad NV	928,670	0.2
28,696		Royal Dutch Shell PLC - Class A	419,410	0.1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited)(Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Netherlands: (continued)
71,527		Royal Dutch Shell PLC - Class B	$ 1,003,989	0.2
35,699		Unilever NV	2,109,470	0.5
19,696		Wolters Kluwer NV	1,551,217	0.3
			19,922,276	4.4

		New Zealand: 0.8%
120,360		Contact Energy Ltd.	468,216	0.1
66,997		Fisher & Paykel Healthcare Corp. Ltd.	1,604,875	0.4
412,197		Spark New Zealand Ltd.	1,350,827	0.3
			3,423,918	0.8

		Norway: 0.6%
14,971	(1)	DNB ASA	229,945	0.1
26,002		Mowi ASA	472,226	0.1
111,598		Orkla ASA	1,097,660	0.2
16,807		Yara International ASA	708,984	0.2
			2,508,815	0.6

		Portugal: 0.4%
272,714		EDP - Energias de Portugal SA	1,370,689	0.3
34,975		Jeronimo Martins SGPS SA	586,402	0.1
			1,957,091	0.4

		Russia: 0.5%
4,746		LUKOIL PJSC ADR	321,947	0.1
19,572		Mobile TeleSystems PJSC ADR	173,408	0.1
50,151		Polymetal International PLC	1,240,546	0.3
35,959		Rosneft Oil Co. PJSC GDR	170,374	0.0
85,810		Sberbank of Russia PJSC	256,940	0.0
			2,163,215	0.5

		Singapore: 1.1%
244,296		Ascendas Real Estate Investment Trust	632,352	0.1
326,400		CapitaLand Mall Trust	451,125	0.1
548,700		Mapletree Commercial Trust	738,836	0.2
267,900		Mapletree Industrial Trust	640,508	0.1
473,000		Mapletree Logistics Trust	736,777	0.2
220,200		Singapore Exchange Ltd.	1,313,564	0.3
299,000		Singapore Telecommunications Ltd.	542,647	0.1
			5,055,809	1.1

		South Africa: 0.1%
1,781		Naspers Ltd.	324,055	0.1

		South Korea: 1.4%
1,225	(1)	Celltrion, Inc.	305,381	0.1
10,969		Hana Financial Group, Inc.	272,198	0.1
6,491		Hyundai Mobis Co. Ltd.	1,123,183	0.2
53,720		Kia Motors Corp.	1,828,435	0.4
568		LG Chem Ltd.	271,981	0.1
1,401		NAVER Corp.	355,927	0.1
311		NCSoft Corp.	211,914	0.0
41,157		Samsung Electronics Co., Ltd.	2,011,501	0.4
1,473		SK Hynix, Inc.	103,134	0.0
			6,483,654	1.4

		Spain: 2.1%
1,742		Acciona SA	193,387	0.0
5,543	(1),(2)	Aena SME SA	722,727	0.2
10,431		Amadeus IT Group SA	520,876	0.1
196,700		Banco Bilbao Vizcaya Argentaria SA	612,470	0.1
42,524		Endesa S.A.	1,213,081	0.3
14,280		Ferrovial SA - FERE	349,675	0.1
2,601	(1)	Iberdrola S.A.	33,619	0.0
209,050		Iberdrola S.A. - IBEE	2,702,039	0.6
14,970		Industria de Diseno Textil SA	396,675	0.1
77,188		Inmobiliaria Colonial Socimi SA	661,640	0.2
33,811		Naturgy Energy Group SA	629,157	0.1
24,088		Red Electrica Corp. SA	469,592	0.1
175,922		Telefonica S.A.	736,766	0.2
			9,241,704	2.1

		Sweden: 7.7%
26,709	(1)	Alfa Laval AB	632,689	0.1
46,815		Assa Abloy AB	1,033,497	0.2
17,928		Atlas Copco AB - A Shares	795,850	0.2
3,581		Avanza Bank Holding AB	69,826	0.0
56,644		Castellum AB	1,218,216	0.3
9,368	(1)	Embracer Group AB	150,571	0.0
47,899		Epiroc AB - A Shares	669,730	0.2
33,948	(1)	Essity AB	1,120,095	0.3
6,666	(2)	Evolution Gaming Group AB	452,361	0.1
18,094	(1)	Fastighets AB Balder	749,343	0.2
71,192		Hennes & Mauritz AB	1,109,696	0.2
8,158	(1)	Hexagon AB - B Shares	533,512	0.1
91,674	(1)	Industrivarden AB-Class A	2,279,328	0.5
73,407	(1)	Industrivarden AB-Class C	1,810,766	0.4
26,285		Investor AB - A Shares	1,548,751	0.3
90,107		Investor AB - B Shares	5,346,466	1.2
105,672		Kinnevik AB	3,719,704	0.8
25,421	(1)	Lundbergforetagen AB	1,194,111	0.3
53,482	(1)	Sandvik AB	999,500	0.2
33,554	(1)	Securitas AB	500,306	0.1
104,906	(1)	Skandinaviska Enskilda Banken AB	1,014,974	0.2
39,129	(1)	Skanska AB	789,867	0.2
35,424		SKF AB - B Shares	655,799	0.1
83,753	(1)	Svenska Cellulosa AB SCA	1,017,165	0.2
36,566	(1)	Svenska Handelsbanken AB	344,835	0.1
21,598		Swedish Match AB	1,664,099	0.4
51,226		Tele2 AB	726,758	0.2
156,544		Telia Co. AB	610,010	0.1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited)(Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Sweden: (continued)
125,369	(1)	Volvo AB - B Shares	$ 2,166,600	0.5
			34,924,425	7.7

		Switzerland: 7.1%
42,241		ABB Ltd.	1,060,814	0.2
20,261		Adecco Group AG	957,411	0.2
35,733		Credit Suisse Group AG	381,067	0.1
4,677	(2)	Galenica AG	346,275	0.1
3,281		Geberit AG - Reg	1,810,839	0.4
338		Givaudan	1,399,902	0.3
43,128		LafargeHolcim Ltd.-CHF	2,040,405	0.5
4,553	(1)	Kuehne & Nagel International AG	784,877	0.2
1,756		Lonza Group AG	1,098,089	0.2
46,601		Nestle SA	5,541,873	1.2
35,036		Novartis AG	2,885,820	0.6
1,047		Partners Group	1,014,236	0.2
6,000		PSP Swiss Property AG	666,533	0.2
15,001		Roche Holding AG	5,195,695	1.2
2,240		Schindler Holding AG - Part Cert	569,375	0.1
196		SGS SA	513,296	0.1
8,672	(1)	Sonova Holding AG - Reg	1,960,776	0.4
494		Straumann Holding AG	489,357	0.1
1,167		Swatch Group AG - BR	244,659	0.1
994		Swiss Life Holding AG	363,249	0.1
9,063		Swiss Prime Site AG	827,121	0.2
2,046		Swisscom AG	1,087,583	0.2
2,173		Zurich Insurance Group AG	803,582	0.2
			32,042,834	7.1

		Taiwan: 1.0%
47,000		ASE Industrial Holding Co. Ltd.	120,413	0.0
816,000	(1)	AU Optronics Corp.	277,975	0.1
371,000		CTBC Financial Holding Co. Ltd.	245,692	0.1
74,000		HON HAI Precision Industry Co., Ltd.	197,775	0.0
84,000		Taiwan Semiconductor Manufacturing Co., Ltd.	1,222,503	0.3
263,000		Uni-President Enterprises Corp.	641,892	0.1
407,000		United Microelectronics Corp.	308,626	0.1
20,000		Win Semiconductors Corp.	215,674	0.0
783,000		Yuanta Financial Holding Co., Ltd.	481,763	0.1
178,000		Zhen Ding Technology Holding Ltd.	820,597	0.2
			4,532,910	1.0

		Thailand: 0.0%
1,700		Thanachart Capital PCL	1,899	0.0

		United Kingdom: 12.5%
202,367		3i Group PLC	2,329,348	0.5
18,158		Admiral Group Plc	566,254	0.1
20,836		Ashtead Group PLC	663,499	0.1
22,903		Associated British Foods PLC	524,577	0.1
17,850		AstraZeneca PLC	1,972,067	0.4
327,907		BAE Systems PLC	2,101,531	0.5
195,640		Barclays PLC	253,647	0.1
133,514		Barratt Developments PLC	886,891	0.2
18,470		Bellway PLC	611,636	0.1
25,836		Berkeley Group Holdings PLC	1,499,031	0.3
217,496		BP PLC	787,666	0.2
29,607		British American Tobacco PLC	978,464	0.2
72,182		Compass Group PLC	993,170	0.2
48,524		CRH PLC - London	1,752,421	0.4
8,151		Croda International PLC	608,346	0.1
27,199		Diageo PLC	995,232	0.2
118,359		Direct Line Insurance Group PLC	458,013	0.1
31,559		Drax Group PLC	114,851	0.0
7,476		Dunelm Group PLC	119,959	0.0
82,729		Evraz PLC	306,343	0.1
33,077		Experian PLC	1,155,386	0.3
20,105		Ferguson PLC	1,772,330	0.4
34,063	(1)	Fiat Chrysler Automobiles NV	346,299	0.1
53,719		GlaxoSmithKline PLC	1,070,102	0.2
8,427		Greggs PLC	131,052	0.0
30,547		Halma PLC	867,654	0.2
78,952		Howden Joinery Group PLC	503,830	0.1
110,263		HSBC Holdings PLC	496,496	0.1
153,616		Inchcape PLC	860,571	0.2
10,297		InterContinental Hotels Group PLC	474,293	0.1
14,010		Intertek Group PLC	985,313	0.2
335,690		ITV PLC	247,545	0.1
252,493		Kingfisher PLC	797,903	0.2
104,509		Legal & General Group PLC	289,311	0.1
3,467		London Stock Exchange Group PLC	382,962	0.1
66,295		Meggitt PLC	231,630	0.1
25,910		Mondi PLC	458,937	0.1
130,601		National Grid PLC	1,532,200	0.3
12,432		Next PLC	877,477	0.2
37,676		Pennon Group PLC	520,608	0.1
46,565	(1)	Persimmon PLC	1,453,774	0.3
4,222		Reckitt Benckiser Group PLC	423,339	0.1
99,179		Relx PLC (GBP Exchange)	2,087,939	0.5
163,062		Rentokil Initial Plc	1,137,581	0.3
56,660		Rightmove PLC	408,908	0.1
46,896		Rio Tinto PLC	2,854,672	0.6
70,368		Sage Group PLC/The	667,785	0.2
183,674		Segro PLC	2,326,098	0.5
23,059		Severn Trent PLC	734,832	0.2
50,063		Smith & Nephew PLC	988,120	0.2
6,482		Spirax-Sarco Engineering PLC	866,225	0.2
33,230		SSE PLC	563,660	0.1
103,643		Standard Life Aberdeen PLC	337,341	0.1
96,908		Tate & Lyle PLC	824,821	0.2
303,392		Taylor Wimpey PLC	467,992	0.1
533,819		Tesco PLC	1,506,625	0.3
60,942		Unilever PLC	3,628,802	0.8

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited)(Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: (continued)
58,901	United Utilities Group PLC	$ 690,766	0.2
419,303	Vodafone Group PLC	630,151	0.1
210,799	WM Morrison Supermarkets PLC	511,342	0.1
135,014	WPP PLC	1,001,306	0.2
		56,636,924	12.5

	United States: 0.1%
26,768	(1) Bausch Health Cos, Inc.	489,416	0.1

	Total Common Stock
	(Cost $404,553,835)	447,310,075	99.1

EXCHANGE-TRADED FUNDS: 0.1%
8,413	iShares MSCI EAFE ETF	522,026	0.1

	Total Exchange-Traded Funds
	(Cost $524,830)	522,026	0.1

PREFERRED STOCK: 0.1%
	Germany: 0.1%
6,783	Porsche AG	383,939	0.1

	Total Preferred Stock
	(Cost $364,116)	383,939	0.1

RIGHTS: 0.0%
	Brazil: 0.0%
41,724	(1) IRB Brasil Resseguros S/A	8,318	0.0

	Portugal: 0.0%
195,405	(1) EDP - Energias de Portugal SA	19,842	0.0

	Total Rights
	(Cost $–)	28,160	0.0

	Total Long-Term Investments
	(Cost $405,442,781)	448,244,200	99.3

SHORT-TERM INVESTMENTS: 0.4%
	Mutual Funds: 0.4%
1,836,000	(3) Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.130%
	(Cost $1,836,000)	1,836,000	0.4

	Total Short-Term Investments
	(Cost $1,836,000)	1,836,000	0.4

	Total Investments in Securities (Cost $407,278,781)	$ 450,080,200	99.7
	Assets in Excess of Other Liabilities	1,347,088	0.3
	Net Assets	$ 451,427,288	100.0

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of July 31, 2020.

Sector Diversification	Percentage of Net Assets
Industrials	18.7%
Consumer Staples	11.6
Financials	11.6
Consumer Discretionary	11.0
Health Care	9.0
Materials	8.2
Information Technology	7.2
Utilities	6.9
Communication Services	6.5
Real Estate	5.7
Energy	2.8
Exchange-Traded Funds	0.1
Rights	0.0
Short-Term Investments	0.4
Assets in Excess of Other Liabilities	0.3
Net Assets	100.0%

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited)(Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2020
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$46,914,921	$–	$46,914,921
Austria	–	304,368	–	304,368
Belgium	–	3,769,122	–	3,769,122
Brazil	828,985	–	–	828,985
Canada	34,118,549	–	–	34,118,549
China	2,352,104	8,582,635	–	10,934,739
Czech Republic	–	3,502	–	3,502
Denmark	1,533,569	11,448,473	–	12,982,042
Finland	–	7,500,293	–	7,500,293
France	–	35,164,175	–	35,164,175
Germany	802,938	26,869,985	–	27,672,923
Hong Kong	–	5,186,880	–	5,186,880
Hungary	–	118,017	–	118,017
India	–	1,429,217	–	1,429,217
Ireland	–	1,054,164	–	1,054,164
Israel	–	1,058,973	–	1,058,973
Italy	–	7,772,052	–	7,772,052
Japan	–	70,332,202	–	70,332,202
Malaysia	–	456,006	–	456,006
Netherlands	1,888,646	18,033,630	–	19,922,276
New Zealand	–	3,423,918	–	3,423,918
Norway	–	2,508,815	–	2,508,815
Portugal	–	1,957,091	–	1,957,091
Russia	343,782	1,819,433	–	2,163,215
Singapore	–	5,055,809	–	5,055,809
South Africa	–	324,055	–	324,055
South Korea	–	6,483,654	–	6,483,654
Spain	–	9,241,704	–	9,241,704
Sweden	–	34,924,425	–	34,924,425
Switzerland	–	32,042,834	–	32,042,834
Taiwan	–	4,532,910	–	4,532,910
Thailand	–	1,899	–	1,899
United Kingdom	–	56,636,924	–	56,636,924
United States	489,416	–	–	489,416
Total Common Stock	42,357,989	404,952,086	–	447,310,075
Exchange-Traded Funds	522,026	–	–	522,026
Preferred Stock	–	383,939	–	383,939
Rights	28,160	–	–	28,160
Short-Term Investments	1,836,000	–	–	1,836,000
Total Investments, at fair value	$44,744,175	$405,336,025	$–	$450,080,200
Liabilities Table
Other Financial Instruments+
Futures	$(2,583)	$–	$–	$(2,583)
Total Liabilities	$(2,583)	$–	$–	$(2,583)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited)(Continued)

At July 31, 2020, the following futures contracts were outstanding for Voya Multi-Manager International Factors Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Mini MSCI EAFE Index	28	09/18/20	$2,539,040	$(2,583)
			$2,539,040	$(2,583)

At July 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $411,734,829.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$60,767,515
Gross Unrealized Depreciation	(21,905,915)

Net Unrealized Appreciation	$38,861,600